Subsequent events (Details) - June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum [Member] - Subsequent Event [Member]	Jul. 10, 2017 USD ($)
Subsequent Event [Line Items]
Debt instrument, total redemption amount	$ 215,456,000
Debt Instrument Redemption Outstanding Principal Balance	200,000,000
Debt Instrument Redemption Interest To Redemption Date	2,456,000
Loss on extinguishment of debt	$ 13,000,000
Redemption price	6.50%